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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2007
                                               ---------------------------------

Check here if Amendment [ ]; Amendment Number:
                                               ---------------

  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

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

Name:             SCSF Equities, LLC
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Address:          5200 Town Center Circle
        ------------------------------------------------------
                  Suite 600
--------------------------------------------------------------
                  Boca Raton, FL 33486
--------------------------------------------------------------
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Form 13F File Number: 028-12343

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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


Name:    Philip E. Brown
      --------------------------------------------------------
Title:   Vice President
      --------------------------------------------------------
Phone:   (561) 394-0550
      --------------------------------------------------------
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Signature, Place, and Date of Signing:


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

        /S/ Philip E. Brown                    New York, NY                       November 14, 2007
        ---------------------------            ---------------------------        -----------------
        [Signature]                            [City, State]                             [Date]
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This report is being filed by SCSF Equities, LLC, a Delaware limited liability company ("SCSF Equities"). SCSF Equities is an affiliate of Sun
Capital Securities Offshore Fund, Ltd., a Cayman Islands corporation ("Sun
Offshore Fund"), Sun Capital Securities Fund, LP, a Delaware limited partnership ("Sun Securities Fund"), Sun Capital Securities Advisors, LP, a
Delaware limited partnership ("Sun Advisors") and Sun Capital Securities, LLC,
a Delaware limited liability company ("Sun Capital Securities"). Marc J.
Leder ("Leder") and Rodger R. Krouse ("Krouse") may each be deemed to control
SCSF Equities, Sun Securities Fund and Sun Advisors, as Leder and Krouse each own 50% of the membership interests in Sun Capital Securities, which in turn is the general partner of Sun Advisors, which in turn is the general partner of Sun Securities Fund, which in turn is the managing member of SCSF
Equities. Leder and Krouse may each be deemed to control the Sun Offshore
Fund by virtue of them being the only two directors of the Sun Offshore Fund.
Sun Offshore Fund, in turn, owns a majority of the membership interests of
SCSF Equities. None of SCSF Equities, Sun Offshore Fund, Sun Securities Fund
or Sun Advisors separately exercises voting or investment discretion over the securities set forth in the information table included herein.

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Report Type (Check only one.):

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
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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None.




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                              FORM 13F SUMMARY PAGE


Report Summary:

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

Number of Other Included Managers:                       0
                                          -------------------------------------

Form 13F Information Table Entry Total:                 17
                                          -------------------------------------

Form 13F Information Table Value Total:             $477,539
                                          -------------------------------------
                                                      (thousands)
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List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.


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                           FORM 13F INFORMATION TABLE
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

                                                                               SHRS OR
                                                                               SH/ PUT/
                                                                               --------
                                            TITLE OF                 VALUE     (PRN AMT     INVESTMENT     OTHER   VOTING AUTHORITY
                                            --------                 -----     --------     ----------     ------  ----------------
      NAME OF ISSUER                         CLASS         CUSIP    (X$1000)   PRN CALL)    DISCRETION    MANAGERS SOLE SHARED NONE
      --------------                         -----         -----    --------   ---------    ----------    -------- ----------------

Accuride Corporation                     Common Stock     004398103  18,980    1,567,320   Shared-Defined    None        Sole
Alpha Natural Resources, Inc.            Common Stock     02076X102  68,403    2,944,600   Shared-Defined    None        Sole
American Italian Pasta Company       Class A Common Stock 027070101  22,484    2,730,300   Shared-Defined    None        Sole
C&D Technologies, Inc.                   Common Stock     124661109  15,585    3,129,586   Shared-Defined    None        Sole
Chesapeake Corporation                   Common Stock     165159104  16,003    1,891,651   Shared-Defined    None        Sole
Design Within Reach, Inc.                Common Stock     250557105  10,276    2,123,200   Shared-Defined    None        Sole
The Finish Line, Inc.                Class A Common Stock 317923100  10,843    2,498,400   Shared-Defined    None        Sole
Furniture Brands International, Inc.     Common Stock     360921100  46,460    4,581,881   Shared-Defined    None        Sole
Genesco Inc.                             Common Stock     371532102  45,027      976,095   Shared-Defined    None        Sole
Georgia Gulf Corporation                 Common Stock     373200203  40,088    2,884,041   Shared-Defined    None        Sole
Kellwood Company                         Common Stock     488044108  43,682    2,562,000   Shared-Defined    None        Sole
Modine Manufacturing Company             Common Stock     607828100  42,829    1,608,900   Shared-Defined    None        Sole
Nautilus, Inc.                           Common Stock     63910B102  24,889    3,122,853   Shared-Defined    None        Sole
Pier 1 Imports, Inc.                     Common Stock     720279108  29,154    6,163,704   Shared-Defined    None        Sole
Sharper Image Corporation                Common Stock     820013100  12,221    2,959,000   Shared-Defined    None        Sole
Universal Technical Institute
  Incorporated                           Common Stock     913915104  27,706    1,539,242   Shared-Defined    None        Sole
Wilsons The Leather Experts, Inc.        Common Stock     972463103   2,907    1,699,869   Shared-Defined    None        Sole
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